Income Taxes (Components of Income Tax Expense) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2016	Sep. 30, 2015
Reconciliation of Provision of Income Taxes [Line Items]
Current tax expense	¥ 102,390	¥ 137,371
Deferred tax expense (benefit)	(27,875)	29,890
Total income tax expense	¥ 74,515	¥ 167,261